Cover	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Finance of America Companies Inc.
Entity Central Index Key	0001828937
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3474065
Entity Address, Address Line One	909 Lake Carolyn Parkway
Entity Address, Address Line Two	Suite 1550
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	972
Local Phone Number	865-8114